COMMON-CONTROL TRANSACTION - ASC 805-50 (Details Narrative) - USD ($)			12 Months Ended
	Mar. 14, 2022	Jan. 26, 2020	Dec. 31, 2022
Business Acquisition [Line Items]
Asset acquisition rate, transferred			100.00%
Series A and Certain Series C Preferred Stock [Member] | Ms. Hoffman [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, Acquisitions	$ 200,000
Preferred Class A [Member] | Mr. Stybr [Member]
Business Acquisition [Line Items]
Investment Owned, Balance, Shares	100
Equity Method Investment, Ownership Percentage	51.00%
Promissory Note [Member]
Business Acquisition [Line Items]
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 120,000